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                                                             FOLEY & LARDNER LLP
                                                                ATTORNEYS AT LAW

                                           777 EAST WISCONSIN AVENUE, SUITE 3800
                                                 MILWAUKEE, WISCONSIN 53202-5306
                    July 16, 2010                              414.271.2400 TEL
                                                                414.297.4900 FAX
                                                                   www.foley.com
VIA EDGAR
                                                            WRITER'S DIRECT LINE
                                                                    414.297.5596
                                                         pfetzer@foley.com Email

                                                            CLIENT/MATTER NUMBER
                                                                     047293-0101

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

    Re:      The Arbitrage Funds - File Nos. 333-30470 and 811-09815
             -------------------------------------------------------

Ladies and Gentlemen:

                  On behalf of The Arbitrage Funds, a Delaware business trust (the "Trust"), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 12 to the Form N-1A Registration Statement, including exhibits.

                  The Trust has designated on the facing sheet of Post-Effective Amendment No. 12 that such Post-Effective Amendment become effective 75 days after filing, pursuant to Rule 485(a). The Trust is filing Post-Effective Amendment No. 12 pursuant to Rule 485(a) because the Trust is establishing a new series, The Arbitrage Event Driven Fund. The Trust has marked the prospectus and statement of additional information with an "r-tag" at the beginning and at the end of the documents.

                  Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

                                                          Very truly yours,

                                                          /s/  Peter D. Fetzer

                                                          Peter D. Fetzer

cc:      Cherie R. Wolfskill
         Richard L. Teigen



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